Note 5 - Reclamation Deposit (Details Textual)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Sep. 06, 2019 CAD ($)	Sep. 06, 2019 USD ($)
Statement Line Items [Line Items]
Reclamation deposit, noncurrent	$ 77,660	$ 85,392	$ 77,660	$ 62,659